Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS

February 28, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 80.1%
	EQUITY — 12.9%
93,206	Guggenheim Enhanced Equity Income Fund	$636,597
8,276	Nuveen Tax-Advantaged Dividend Growth Fund	118,181
1,635	Nuveen Tax-Advantaged Total Return Strategy Fund	16,464
105,480	Voya Global Advantage and Premium Opportunity Fund	940,882
627,404	Voya Global Equity Dividend and Premium Opportunity Fund	3,431,900
147,508	Voya Infrastructure Industrials and Materials Fund	1,734,694
371,602	Voya Natural Resources Equity Income Fund	1,118,522
35,940	Wells Fargo Global Dividend Opportunity Fund	189,404
		8,186,644
	FIXED INCOME — 57.2%
55,706	Apollo Senior Floating Rate Fund, Inc.	807,737
77,683	Apollo Tactical Income Fund, Inc.	1,130,288
10,378	Ares Dynamic Credit Allocation Fund, Inc.	153,179
77,784	BlackRock Floating Rate Income Strategies Fund, Inc.	998,747
90,228	BlackRock Floating Rate Income Trust	1,118,827
634,876	Blackstone Strategic Credit Fund	8,354,968
99,314	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,219,576
47,490	Eaton Vance Floating-Rate Income Plus Fund	749,392
2,296	Eaton Vance New York Municipal Bond Fund	27,460
17,671	Eaton Vance New York Municipal Income Trust	252,165
122,184	Eaton Vance Senior Floating-Rate Trust	1,642,153
130,032	Eaton Vance Senior Income Trust	864,713
57,229	First Trust High Income Long/Short Fund	851,567
3,905	Invesco High Income Trust II	52,952
105,957	Invesco Pennsylvania Value Municipal Income Trust	1,338,237
1,317,988	Invesco Senior Income Trust†	5,496,010
116,428	Invesco Trust for Investment Grade New York Municipals	1,513,564
24,451	Ivy High Income Opportunities Fund	328,621
50,655	Morgan Stanley Emerging Markets Debt Fund, Inc.	454,375
120,030	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	717,779
2,609	New America High Income Fund, Inc.	22,933
258	Nuveen Georgia Quality Municipal Income Fund	3,243
5,528	Nuveen Mortgage and Income Fund	112,108
94,338	Nuveen New York AMT-Free Quality Municipal Income Fund	1,267,903
33,514	Nuveen Ohio Quality Municipal Income Fund	507,402
146,914	PGIM Global High Yield Fund, Inc.	2,168,451
13,916	PGIM High Yield Bond Fund, Inc.	214,724
41,591	Vertical Capital Income Fund	431,299
14,998	Virtus AllianzGI Convertible & Income Fund	85,189
148,473	Virtus AllianzGI Convertible & Income Fund II	743,850
512,904	Voya Prime Rate Trust	2,374,745

Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS - Continued

February 28, 2021 (Unaudited)

Number of Shares		Value
	FIXED INCOME - (Continued)
21,763	Wells Fargo Income Opportunities Fund	$179,327
12,263	Western Asset Emerging Markets Debt Fund, Inc.	160,400
10,084	Western Asset Escrow Share	—
		36,343,884
	HYBRID — 10.0%
234,787	Calamos Long/Short Equity & Dynamic Income Trust	4,298,950
157,846	Nuveen Diversified Dividend and Income Fund	1,428,507
46,136	Virtus Dividend, Interest & Premium Strategy Fund	621,913
		6,349,370
	TOTAL CLOSED-END FUNDS
	(Cost $47,432,497)	50,879,898
	TOTAL INVESTMENTS — 80.1%
	(Cost $47,432,497)	50,879,898
	Other Assets in Excess of Liabilities — 19.9%	12,619,218
	TOTAL NET ASSETS — 100.0%	$63,499,116

All or a portion of this security is pledged as collateral for borrowings. As of February 28, 2021, the aggregate value of those securities was $5,182,747, representing 8.2% of net assets.

Saba Closed-End Funds ETF

SCHEDULE OF INVESTMENTS - Concluded

February 28, 2021 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional		Appreciation
	Date	Contracts	Value	Value	(Depreciation)
Bond Futures (Short Position)
CBOT 5-Year U.S. Treasury Note	June 2021	(150)	$(18,720,417)	$(18,595,312)	$125,105

TOTAL FUTURES CONTRACTS			$(18,720,417)	$(18,595,312)	$125,105